UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 24.2%
United States - 24.2%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	187	$159,683
2.50%, 2/15/46-5/15/46		6,259	5,643,844
2.75%, 8/15/42-11/15/47		2,344	2,220,336
2.875%, 5/15/43-11/15/46		603	587,327
3.00%, 5/15/42-8/15/48		4,485	4,472,308
3.00%, 5/15/47 (a)		1,447	1,440,669
3.125%, 2/15/43-8/15/44		330	336,564
3.375%, 5/15/44		646	686,959
3.50%, 2/15/39		955	1,044,233
3.625%, 8/15/43-2/15/44		1,981	2,192,578
3.75%, 11/15/43		295	333,073
4.375%, 2/15/38		899	1,100,486
4.50%, 2/15/36		2,349	2,894,162
4.75%, 2/15/37		1,525	1,942,469
5.25%, 11/15/28		3,850	4,688,578
5.375%, 2/15/31		1,105	1,404,041
7.125%, 2/15/23		4,028	4,747,376
7.50%, 11/15/24		52	65,910
U.S. Treasury Notes
1.125%, 2/28/21-9/30/21		938	904,590
1.375%, 2/29/20 (b)		10,565	10,417,587
1.375%, 3/31/20-5/31/21		11,496	11,238,148
1.50%, 1/31/19-5/31/20		642	636,889
1.50%, 11/30/19 (b)		2,695	2,666,787
1.625%, 6/30/19-4/30/23		28,034	27,324,393
1.75%, 10/31/20-5/31/22		9,457	9,234,829
1.875%, 4/30/22-7/31/22		8,463	8,290,756
2.00%, 11/30/20-8/15/25		23,521	23,238,553
2.125%, 8/31/20-5/15/25		19,852	19,506,270
2.25%, 11/15/25-2/15/27		2,006	1,948,325
2.375%, 8/15/24		5,841	5,788,363
2.50%, 8/15/23-5/15/24		6,094	6,083,038
2.75%, 11/15/23-2/15/24		2,060	2,081,830
2.875%, 5/15/28-8/15/28		10,475	10,636,763
3.50%, 5/15/20		4,800	4,858,500

Total Governments - Treasuries (cost $181,256,534)			180,816,217

CORPORATES - INVESTMENT GRADE - 21.8%
Financial Institutions - 10.8%
Banking - 9.5%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		269	268,661
Banco Santander SA
3.25%, 4/04/26 (c)	EUR	400	469,377
3.50%, 4/11/22	U.S.$	1,200	1,175,712
5.179%, 11/19/25		1,800	1,783,710
Bank of America Corp.
4.00%, 1/22/25		1,672	1,632,407
5.00%, 5/13/21		10	10,372
5.875%, 1/05/21		35	36,774
Series DD
6.30%, 3/10/26 (d)		335	340,494

	Principal Amount (000)		U.S. $ Value
Series L
3.95%, 4/21/25	U.S.$	2,450	$2,374,369
Series Z
6.50%, 10/23/24 (d)		524	537,603
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (c)		705	697,069
BB&T Corp.
2.625%, 6/29/20		588	582,596
BNP Paribas SA
2.375%, 5/21/20		989	977,547
3.80%, 1/10/24 (c)		552	538,007
Series E
2.25%, 1/11/27 (c)	EUR	476	535,566
BPCE SA
2.65%, 2/03/21	U.S.$	575	564,173
5.70%, 10/22/23 (c)		379	393,573
Capital One Financial Corp.
3.30%, 10/30/24		1,725	1,629,314
4.75%, 7/15/21		90	92,246
Citigroup, Inc.
3.875%, 3/26/25		1,575	1,510,740
4.044%, 6/01/24		2,043	2,044,777
Citizens Bank NA/Providence RI
2.25%, 3/02/20		500	494,280
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		420	416,249
Compass Bank
2.875%, 6/29/22		1,785	1,709,994
5.50%, 4/01/20		1,537	1,560,977
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	441,946
4.375%, 8/04/25		1,044	1,025,396
6.875%, 3/19/20 (c)	EUR	100	123,740
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20	U.S.$	698	692,465
Credit Agricole SA/London
2.75%, 6/10/20 (c)		600	594,744
3.25%, 10/04/24 (c)		364	341,119
3.375%, 1/10/22 (c)		680	667,937
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,440	1,414,296
4.55%, 4/17/26		1,095	1,087,269
Danske Bank A/S
3.875%, 9/12/23 (c)		1,744	1,688,768
Discover Bank
4.682%, 8/09/28		386	383,665
Fifth Third Bancorp
3.50%, 3/15/22		41	41,050
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		1,483	1,428,796
3.75%, 5/22/25-2/25/26		731	696,829
3.85%, 7/08/24		2,115	2,060,560
5.75%, 1/24/22		510	533,990

	Principal Amount (000)		U.S. $ Value
Series D
6.00%, 6/15/20	U.S.$	1,203	$1,244,961
HSBC Bank USA NA
4.875%, 8/24/20		680	694,198
HSBC Holdings PLC
4.25%, 3/14/24		2,980	2,975,023
4.292%, 9/12/26		741	728,040
5.10%, 4/05/21		255	263,367
HSBC USA, Inc.
2.75%, 8/07/20		300	297,018
ING Bank NV
5.80%, 9/25/23 (c)		1,580	1,649,125
JPMorgan Chase & Co.
3.22%, 3/01/25		3,995	3,860,528
3.54%, 5/01/28		1,365	1,299,630
3.625%, 5/13/24		436	432,434
4.40%, 7/22/20		455	463,231
4.50%, 1/24/22		45	46,352
4.625%, 5/10/21		60	61,711
KeyBank NA/Cleveland OH
2.25%, 3/16/20		1,000	989,160
Lloyds Banking Group PLC
4.582%, 12/10/25		1,499	1,411,668
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		1,000	986,520
Morgan Stanley
3.737%, 4/24/24		682	676,073
5.00%, 11/24/25		1,125	1,144,193
7.25%, 4/01/32		55	69,418
Series F
3.875%, 4/29/24		335	333,556
Series G
3.75%, 2/25/23		39	38,932
4.35%, 9/08/26		1,815	1,760,477
5.50%, 7/28/21		746	781,278
MUFG Bank Ltd.
2.30%, 3/05/20 (c)		700	692,664
Nationwide Building Society
4.00%, 9/14/26 (c)		1,580	1,435,572
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		228	232,790
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		711	689,933
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,525	1,439,570
Santander UK Group Holdings PLC
3.571%, 1/10/23		1,500	1,435,230
Santander UK PLC
5.00%, 11/07/23 (c)		1,050	1,028,559
Standard Chartered PLC
3.95%, 1/11/23 (c)		297	289,700
5.20%, 1/26/24 (c)		723	730,526
UBS AG
4.75%, 2/12/26 (c)	EUR	135	163,808
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,584	1,695,371
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		836	831,260

	Principal Amount (000)		U.S. $ Value
US Bancorp
Series J
5.30%, 4/15/27 (d)	U.S.$	723	$679,309
Wells Fargo & Co.
3.069%, 1/24/23		1,445	1,403,370

			70,553,712

Finance - 0.2%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200	192,938
Synchrony Financial
4.50%, 7/23/25		1,500	1,361,505

			1,554,443

Insurance - 0.6%
Anthem, Inc.
3.30%, 1/15/23		33	32,470
Coventry Health Care, Inc.
5.45%, 6/15/21		165	170,856
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		868	858,365
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		86	88,190
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		7	10,532
MetLife Capital Trust IV
7.875%, 12/15/37 (c)		970	1,103,191
MetLife, Inc.
3.048%, 12/15/22		75	74,005
4.75%, 2/08/21		100	102,966
10.75%, 8/01/39		25	37,799
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		377	564,904
New York Life Global Funding
1.95%, 2/11/20 (c)		703	694,915
Prudential Financial, Inc.
4.50%, 11/15/20		86	87,914
5.70%, 9/15/48		725	667,268

			4,493,375

REITS - 0.5%
Healthcare Trust of America Holdings LP
2.95%, 7/01/22		205	199,442
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		48	46,812
Welltower, Inc.
4.00%, 6/01/25		3,410	3,353,019

			3,599,273

			80,200,803

	Principal Amount (000)		U.S. $ Value
Industrial - 10.5%
Basic - 1.3%
Dow Chemical Co. (The)
3.00%, 11/15/22	U.S.$	15	$14,572
4.125%, 11/15/21		30	30,473
4.375%, 11/15/42		87	76,520
DowDuPont, Inc.
4.205%, 11/15/23		1,085	1,109,358
4.493%, 11/15/25		1,085	1,116,270
Eastman Chemical Co.
3.80%, 3/15/25		496	478,050
Glencore Funding LLC
4.125%, 5/30/23 (c)		502	497,020
LYB International Finance BV
4.00%, 7/15/23		330	329,162
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,062,642
Mexichem SAB de CV
4.00%, 10/04/27 (c)		750	679,688
4.875%, 9/19/22 (c)		365	365,456
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		570	547,095
Suzano Austria GmbH
6.00%, 1/15/29 (c)		1,103	1,123,681
Vale Overseas Ltd.
6.25%, 8/10/26		1,910	2,062,800
Yamana Gold, Inc.
4.95%, 7/15/24		395	385,338

			9,878,125

Capital Goods - 0.4%
Embraer Netherlands Finance BV
5.40%, 2/01/27		1,025	1,058,312
General Electric Co.
Series D
5.00%, 1/21/21 (d)		372	285,674
United Technologies Corp.
3.95%, 8/16/25		1,318	1,308,906

			2,652,892

Communications - Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		470	466,527
Comcast Corp.
3.125%, 7/15/22		17	16,924
4.15%, 10/15/28		1,200	1,218,024
5.15%, 3/01/20		83	84,973
Cox Communications, Inc.
2.95%, 6/30/23 (c)		463	445,656
Time Warner Cable LLC
4.00%, 9/01/21		30	29,779
4.125%, 2/15/21		1,990	2,003,194
4.50%, 9/15/42		505	401,379
5.00%, 2/01/20		90	91,309

	Principal Amount (000)		U.S. $ Value
Warner Media LLC
3.40%, 6/15/22	U.S.$	80	$78,974
3.60%, 7/15/25		1,285	1,219,105

			6,055,844

Communications - Telecommunications - 1.2%
AT&T, Inc.
3.40%, 5/15/25		3,960	3,730,439
4.125%, 2/17/26		1,370	1,339,696
7.00%, 10/01/25		135	154,159
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (c)		1,380	1,354,539
Verizon Communications, Inc.
4.862%, 8/21/46		566	556,910
Vodafone Group PLC
3.75%, 1/16/24		559	549,743
4.125%, 5/30/25		1,252	1,236,963
4.375%, 3/16/21		15	15,326

			8,937,775

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	739,428
5.875%, 8/02/21		411	421,456
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,411	1,410,746
4.00%, 1/15/25		374	349,413
4.30%, 7/13/25		275	259,853

			3,180,896

Consumer Non-Cyclical - 1.8%
Ahold Finance USA LLC
6.875%, 5/01/29		120	140,488
Baxalta, Inc.
3.60%, 6/23/22		5	5,039
Becton Dickinson and Co.
3.734%, 12/15/24		355	343,256
Biogen, Inc.
3.625%, 9/15/22		11	11,012
4.05%, 9/15/25		1,471	1,466,278
Cigna Corp.
3.75%, 7/15/23 (c)		467	465,856
4.125%, 11/15/25 (c)		553	551,822
4.375%, 10/15/28 (c)		740	743,500
CVS Health Corp.
4.10%, 3/25/25		830	821,526
4.30%, 3/25/28		830	812,288
Kimberly-Clark Corp.
3.875%, 3/01/21		35	35,463
Medtronic, Inc.
3.50%, 3/15/25		1,841	1,835,698
Mylan, Inc.
3.125%, 1/15/23 (c)		1,500	1,408,365
Reynolds American, Inc.
6.875%, 5/01/20		300	312,066

	Principal Amount (000)		U.S. $ Value
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)	U.S.$	221	$206,359
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (c)		1,378	1,393,695
Tyson Foods, Inc.
2.65%, 8/15/19		353	351,175
3.95%, 8/15/24		1,211	1,203,044
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		694	685,783
Zoetis, Inc.
3.45%, 11/13/20		479	480,370

			13,273,083

Energy - 3.2%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		20	23,225
Cenovus Energy, Inc.
3.00%, 8/15/22		1,028	974,451
4.25%, 4/15/27		2,196	1,999,656
5.70%, 10/15/19		128	129,544
ConocoPhillips Holding Co.
6.95%, 4/15/29		85	103,950
Encana Corp.
3.90%, 11/15/21		830	829,776
Energy Transfer Operating LP
3.60%, 2/01/23		100	96,903
Energy Transfer Operating LP
4.65%, 6/01/21		324	328,549
4.75%, 1/15/26		1,425	1,382,549
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	250,380
Enterprise Products Operating LLC
3.35%, 3/15/23		95	93,795
5.20%, 9/01/20		691	711,329
Hess Corp.
4.30%, 4/01/27		1,180	1,081,706
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		218	217,841
4.15%, 3/01/22-2/01/24		2,360	2,349,570
6.50%, 9/01/39		725	777,447
6.85%, 2/15/20		18	18,644
Kinder Morgan, Inc./DE
4.30%, 3/01/28		1,015	994,324
5.00%, 2/15/21 (c)		645	662,757
Marathon Petroleum Corp.
5.125%, 3/01/21		48	49,363
5.125%, 12/15/26 (c)		725	740,145
Noble Energy, Inc.
3.85%, 1/15/28		550	499,714
3.90%, 11/15/24		1,197	1,154,734
4.15%, 12/15/21		557	558,420
Phillips 66
4.30%, 4/01/22		131	134,538

	Principal Amount (000)		U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	1,946	$1,845,314
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		811	816,320
5.625%, 3/01/25		1,173	1,222,184
5.875%, 6/30/26		200	212,114
Spectra Energy Partners LP
3.50%, 3/15/25		20	19,075
4.60%, 6/15/21		145	147,487
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,075
Western Gas Partners LP
4.50%, 3/01/28		450	421,785
4.75%, 8/15/28		279	266,665
Williams Cos., Inc. (The)
3.90%, 1/15/25		30	29,115
4.125%, 11/15/20		784	789,880
4.30%, 3/04/24		725	720,911
4.50%, 11/15/23		1,239	1,247,103

			23,911,338

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		915	908,138

Services - 0.4%
Expedia Group, Inc.
3.80%, 2/15/28		1,225	1,111,933
S&P Global, Inc.
4.40%, 2/15/26		1,170	1,205,638
Total System Services, Inc.
4.00%, 6/01/23		564	563,092

			2,880,663

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		47	48,095
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		309	292,197
3.875%, 1/15/27		671	601,645
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		522	531,923
6.02%, 6/15/26 (c)		918	922,351
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		1,206	1,191,769
3.60%, 10/15/20		20	20,051
KLA-Tencor Corp.
4.65%, 11/01/24		1,265	1,295,461
Lam Research Corp.
2.80%, 6/15/21		566	558,133
Seagate HDD Cayman
4.75%, 1/01/25		687	611,451

			6,073,076

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)	U.S.$	925	$912,407

			78,664,237

Utility - 0.5%
Electric - 0.5%
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	42,781
Enel Chile SA
4.875%, 6/12/28		957	949,301
Exelon Corp.
2.85%, 6/15/20		30	29,741
Exelon Generation Co. LLC
2.95%, 1/15/20		919	912,098
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		1,117	1,125,377
Pacific Gas & Electric Co.
4.50%, 12/15/41		55	43,349
6.05%, 3/01/34		104	97,171
TECO Finance, Inc.
5.15%, 3/15/20		730	744,089
Union Electric Co.
6.70%, 2/01/19		30	30,077
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	23,233

			3,997,217

Total Corporates - Investment Grade (cost $165,653,157)			162,862,257

MORTGAGE PASS-THROUGHS - 18.8%
Agency Fixed Rate 30-Year - 17.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		46	48,947
Series 2007
5.50%, 7/01/35		291	312,160
Series 2016
4.00%, 2/01/46		2,731	2,807,147
Series 2017
4.00%, 7/01/44		2,096	2,155,970
Series 2018
4.00%, 8/01/48-12/01/48		8,620	8,788,850
4.50%, 10/01/48-11/01/48		7,682	7,969,880
5.00%, 11/01/48		1,848	1,948,845
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		778	834,205
Series 2004
5.50%, 2/01/34-11/01/34		715	768,074
Series 2005
5.50%, 2/01/35		752	807,993
Series 2006
5.50%, 4/01/36		153	164,085

	Principal Amount (000)			U.S. $ Value
Series 2007
5.50%, 5/01/36-8/01/37	U.S.$	185		$199,048
Series 2008
5.50%, 8/01/37		1		1,144
Series 2009
5.00%, 12/01/39		34		36,476
Series 2010
4.00%, 12/01/40		1,252		1,288,373
5.00%, 6/01/40		32		34,480
Series 2013
4.00%, 10/01/43		4,288		4,405,341
Series 2015
3.00%, 5/01/45-8/01/45		4,695		4,595,836
Series 2017
3.50%, 11/01/47-1/01/48		7,486		7,486,783
Series 2018
3.50%, 11/01/47-2/01/48		46,164		46,166,256
4.00%, 8/01/48-12/01/48		12,295		12,582,530
4.50%, 9/01/48		7,511		7,829,270
Series 2019
4.00%, 1/01/49, TBA		5,020		5,116,871
4.50%, 1/01/49, TBA		1,045		1,081,738
5.00%, 1/01/49, TBA		8,460		8,859,206
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46		2,919		2,881,411

				129,170,919

Agency Fixed Rate 15-Year - 1.5%
Federal National Mortgage Association
Series 2016
2.50%, 10/01/31-12/01/31		7,032		6,880,446
Series 2017
2.50%, 1/01/32-2/01/32		3,956		3,870,315

				10,750,761

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2005
5.50%, 3/01/25		101		107,125

Agency ARMs - 0.0%
Series 2007
3.874% (LIBOR 1 Year + 1.78%), 3/01/37 (e)		2		1,896
3.325% (LIBOR 1 Year + 1.46%), 2/01/37 (e)		2		1879
Series 2007
4.121% (LIBOR 1 Year + 2.10%), 3/01/37 (e)		1		781
Federal Home Loan Mortgage Corp.
Series 2006
4.541% (LIBOR 1 Year + 2.11%), 12/01/36 (e)		0	**	496

				5,052

Total Mortgage Pass-Throughs (cost $140,582,017)				140,033,857

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 7.1%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50	U.S.$	2,005	$1,986,621
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		2,808	2,741,895
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		2,495	2,522,257
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,468	1,442,851
Series 2015-GC27, Class XA
1.381%, 2/10/48 (f)		15,304	990,101
Series 2015-GC35, Class A4
3.818%, 11/10/48		630	639,826
Series 2016-C1, Class A4
3.209%, 5/10/49		2,409	2,365,273
Series 2016-GC36, Class A5
3.616%, 2/10/49		705	706,444
Series 2018-B2, Class A4
4.009%, 3/10/51		1,200	1,222,577
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.753%, 10/15/45 (c)(g)		889	802,184
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		600	579,995
Series 2014-UBS5, Class A4
3.838%, 9/10/47		1,925	1,965,666
Series 2015-CR24, Class A5
3.696%, 8/10/48		730	738,217
Series 2015-CR25, Class A4
3.759%, 8/10/48		200	202,752
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,000	991,980
Series 2015-LC21, Class XA
0.775%, 7/10/48 (f)		2,833	96,106
Series 2015-PC1, Class A5
3.902%, 7/10/50		226	230,928
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		675	674,744
Series 2015-C3, Class A4
3.718%, 8/15/48		1,165	1,175,275
Series 2015-C4, Class A4
3.808%, 11/15/48		1,641	1,662,720

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)	U.S.$	2,274	$2,259,883
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		1,499	1,486,261
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (g)		194	194,403
Series 2011-C5, Class D
5.406%, 8/15/46 (c)(g)		224	223,010
Series 2012-C6, Class E
5.14%, 5/15/45 (c)(g)		712	646,662
Series 2012-C8, Class AS
3.424%, 10/15/45 (c)		1,897	1,890,190
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.566%, 8/15/46 (c)(g)		472	424,611
Series 2014-C21, Class A5
3.775%, 8/15/47		1,445	1,467,331
Series 2014-C22, Class XA
0.878%, 9/15/47 (f)		6,388	246,129
Series 2015-C30, Class A5
3.822%, 7/15/48		725	738,475
Series 2015-C31, Class A3
3.801%, 8/15/48		1,903	1,935,759
Series 2015-C32, Class C
4.667%, 11/15/48 (g)		1,000	983,180
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.085%, 9/15/50 (f)		10,237	672,147
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (g)		273	188,590
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		567	561,453
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		1,099	1,072,709
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		1,345	1,374,783
Series 2015-C25, Class XA
1.119%, 10/15/48 (f)		2,251	124,644
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)(h)		619	575,580
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,105	1,105,016
UBS Commercial Mortgage Trust
Series 2012-C1, Class AS
4.171%, 5/10/45		1,250	1,265,667

	Principal Amount (000)		U.S. $ Value
Series 2018-C10, Class A4
4.313%, 5/15/51	U.S.$	1,350	$1,409,697
Series 2018-C8, Class A4
3.983%, 2/15/51		1,320	1,345,520
Series 2018-C9, Class A4
4.117%, 3/15/51		2,100	2,162,234
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,348	2,321,859
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.468%, 9/15/48 (g)		975	941,819
Series 2016-NXS6, Class C
4.312%, 11/15/49 (g)		1,030	1,027,520
WF-RBS Commercial Mortgage Trust
Series 2014-C20, Class A2
3.036%, 5/15/47		900	898,287

			53,281,831

Non-Agency Floating Rate CMBS - 2.2%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.355% (LIBOR 1 Month + 0.90%), 4/15/35 (c)(e)		1,116	1,101,286
Series 2018-KEYS, Class A
3.455% (LIBOR 1 Month + 1.00%), 5/15/35 (c)(e)		1,500	1,495,735
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.455% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(e)(g)		2,435	2,419,579
BHMS
Series 2018-ATLS, Class A
3.705% (LIBOR 1 Month + 1.25%), 7/15/35 (c)(e)		1,480	1,462,759
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.275% (LIBOR 1 Month + 0.82%), 6/15/35 (c)(e)		900	887,704
BX Trust
Series 2017-IMC, Class A
3.505% (LIBOR 1 Month + 1.05%), 10/15/32 (c)(e)		1,625	1,607,825
Series 2018-EXCL, Class A
3.543% (LIBOR 1 Month + 1.09%), 9/15/20 (c)(e)		1,465	1,450,817
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.055% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)(g)		393	392,544
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (c)(e)(g)		1,272	1,258,256

	Principal Amount (000)		U.S. $ Value
Great Wolf Trust
Series 2017-WOLF, Class A
3.455% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(e)	U.S.$	1,261	$1,237,457
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.35% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		391	389,698
RETL
Series 2018-RVP, Class A
3.555% (LIBOR 1 Month + 1.10%), 3/15/33 (c)(e)		483	482,250
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.675% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		1,895	1,893,200

			16,079,110

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		4	3,855
Series K021, Class A1
1.603%, 1/25/22		45	44,303
Series K025, Class A1
1.875%, 4/25/22		74	72,698

			120,856

Total Commercial Mortgage-Backed Securities (cost $70,813,437)			69,481,797

ASSET-BACKED SECURITIES - 6.2%
Autos - Fixed Rate - 3.5%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		240	239,302
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		845	844,706
Series 2016-1A, Class A
2.99%, 6/20/22 (c)		742	737,476
Series 2018-1A, Class A
3.70%, 9/20/24 (c)		1,700	1,722,727
Series 2018-2A, Class A
3.948%, 3/20/25 (c)		1,680	1,723,632
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		31	30,460
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (c)		635	632,428
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (c)		47	47,195

	Principal Amount (000)		U.S. $ Value
Drive Auto Receivables Trust
Series 2017-1, Class B
2.36%, 3/15/21	U.S.$	24	$24,110
Series 2017-3, Class B
2.30%, 5/17/21		970	969,244
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (c)		686	684,922
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		520	547,748
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		133	132,522
Series 2017-3A, Class A
2.05%, 12/15/21 (c)		664	660,526
Series 2018-2A, Class A
2.79%, 7/15/21 (c)		922	920,972
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		620	656,935
Series 2016-4, Class A2
1.96%, 2/16/21 (c)		241	240,271
Series 2016-4, Class D
3.89%, 11/15/22 (c)		570	571,714
Series 2017-3, Class A
1.88%, 10/15/21 (c)		432	429,138
Series 2017-4, Class A
2.07%, 4/15/22 (c)		439	436,236
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		2,407	2,390,388
Series 2016-1, Class A
2.31%, 8/15/27 (c)		1,232	1,214,896
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		1,755	1,735,891
Series 2016-1, Class A1
1.76%, 2/15/21		55	54,883
Series 2017-1, Class A1
2.07%, 5/15/22		1,275	1,257,832
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		669	665,664
Series 2017-1A, Class A
2.96%, 10/25/21 (c)		1,500	1,485,090
Series 2018-1A, Class A
3.29%, 2/25/24 (c)		710	704,065
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (c)		1,300	1,310,758
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (c)		1,000	1,016,246

	Principal Amount (000)		U.S. $ Value
Series 2018-3A, Class A1
2.53%, 9/16/19 (c)	U.S.$	780	$779,452
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (c)		1,325	1,314,959

			26,182,388

Other ABS-Fixed Rate - 1.7%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (c)(g)		336	335,499
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		780	777,023
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (c)(g)		659	657,973
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(g)		69	69,366
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(g)		139	138,409
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(g)		196	195,370
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(g)		415	411,975
Series 2018-1A, Class A
2.61%, 3/15/28 (c)(g)		692	690,069
Series 2018-3A, Class A
3.20%, 9/15/28 (c)(g)		541	539,784
Series 2018-4A, Class A
3.71%, 12/15/28 (c)(g)		1,409	1,412,974
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(g)		360	359,416
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (c)(g)		1,340	1,326,640
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(g)		204	204,196
Series 2016-3, Class A
3.05%, 12/26/25 (c)(g)		277	277,206
Series 2017-2, Class A
3.28%, 2/25/26 (c)(g)		388	387,094
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(g)		1,475	1,459,688
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(g)		1,380	1,372,908
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (c)(g)		768	764,262

	Principal Amount (000)		U.S. $ Value
Series 2018-3, Class A2
3.67%, 8/25/27 (c)(g)	U.S.$	1,206	$1,218,636

			12,598,488

Credit Cards - Fixed Rate - 1.0%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		100	99,047
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/15/24		200	194,063
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		2,042	2,041,235
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		100	99,801
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		1,300	1,291,161
Series 2018-A, Class A
3.07%, 12/16/24		2,100	2,093,746
Series 2018-B, Class M
3.81%, 7/15/25		1,100	1,112,256

			6,931,309

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.631% (LIBOR 1 Month + 1.13%), 12/25/32 (e)(g)		131	131,194
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.806% (LIBOR 1 Month + 0.30%), 4/25/34 (e)(g)		76	74,157

			205,351

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (g)		97	97,956

Total Asset-Backed Securities (cost $46,033,461)			46,015,492

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Risk Share Floating Rate - 4.1%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.856% (LIBOR 1 Month + 1.35%), 8/25/28 (c)(e)		412	414,215
Series 2018-3A, Class M1B
4.356% (LIBOR 1 Month + 1.85%), 10/25/27 (c)(e)		870	868,616

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.906% (LIBOR 1 Month + 2.40%), 4/25/31 (c)(e)	U.S.$	841	$833,853
Eagle RE Ltd.
Series 2018-1, Class M2
5.28% (LIBOR 1 Month + 3.00%), 11/25/28 (c)(e)		217	217,314
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,143	1,244,951
Series 2014-DN3, Class M3
6.506% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		667	717,350
Series 2014-DN4, Class M3
7.056% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		222	242,521
Series 2014-HQ3, Class M3
7.256% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		789	863,843
Series 2015-DNA2, Class M2
5.106% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		557	565,008
Series 2015-DNA2, Class M3
6.406% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		1,250	1,349,451
Series 2015-HQ1, Class M3
6.306% (LIBOR 1 Month + 3.80%), 3/25/25 (e)		250	263,349
Series 2015-HQ2, Class M2
4.456% (LIBOR 1 Month + 1.95%), 5/25/25 (e)		174	176,865
Series 2015-HQA1, Class M2
5.156% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		468	474,189
Series 2016-DNA1, Class M2
5.406% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		182	185,370
Series 2016-DNA2, Class M3
7.156% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		1,000	1,124,465
Series 2016-DNA4, Class M2
3.806% (LIBOR 1 Month + 1.30%), 3/25/29 (e)		250	250,687
Series 2016-HQA2, Class M2
4.756% (LIBOR 1 Month + 2.25%), 11/25/28 (e)		177	180,279
Series 2017-DNA2, Class M2
5.956% (LIBOR 1 Month + 3.45%), 10/25/29 (e)		490	518,553

	Principal Amount (000)		U.S. $ Value
Series 2017-DNA3, Class M2
5.006% (LIBOR 1 Month + 2.50%), 3/25/30 (e)	U.S.$	440	$440,001
Series 2017-HQA2, Class M2
5.156% (LIBOR 1 Month + 2.65%), 12/25/29 (e)		350	354,358
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.506% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		534	561,389
Series 2014-C04, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		337	371,679
Series 2015-C01, Class 1M2
6.806% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		1,581	1,706,332
Series 2015-C01, Class 2M2
7.056% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		448	478,126
Series 2015-C02, Class 1M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		754	807,893
Series 2015-C02, Class 2M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		473	502,485
Series 2015-C03, Class 1M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		870	960,518
Series 2015-C03, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		860	938,620
Series 2015-C04, Class 1M2
8.206% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		293	330,410
Series 2015-C04, Class 2M2
8.056% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		850	946,323
Series 2016-C01, Class 1M2
9.256% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		1,131	1,327,152
Series 2016-C01, Class 2M2
9.456% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		787	912,542
Series 2016-C02, Class 1M2
8.506% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		925	1,061,765
Series 2016-C03, Class 2M2
8.406% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		2,072	2,343,114
Series 2016-C05, Class 2M2
6.956% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		2,750	3,001,701

	Principal Amount (000)		U.S. $ Value
Series 2017-C03, Class 1M2
5.506% (LIBOR 1 Month + 3.00%), 10/25/29 (e)	U.S.$	440	$455,108
Series 2017-C07, Class 2M2
5.006% (LIBOR 1 Month + 2.50%), 5/25/30 (e)		700	698,423
Home Re Ltd.
Series 2018-1, Class M1
4.106% (LIBOR 1 Month + 1.60%), 10/25/28 (c)(e)		671	668,048
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(i)		188	203,882
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.756% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(i)		659	741,634
Series 2015-WF1, Class 2M2
8.006% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(i)		205	236,207

			30,538,589

Agency Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
3.645% (6.10% - LIBOR 1 Month), 12/15/44 (e)(j)		3,622	577,229
Series 4693, Class SL
3.695% (6.15% - LIBOR 1 Month), 6/15/47 (e)(j)		3,370	585,051
Series 4727, Class SA
3.745% (6.20% - LIBOR 1 Month), 11/15/47 (e)(j)		2,640	445,223
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.034% (6.54% - LIBOR 1 Month), 12/25/41 (e)(j)		1,835	341,423
Series 2012-70, Class SA
4.044% (6.55% - LIBOR 1 Month), 7/25/42 (e)(j)		3,239	624,728
Series 2016-106, Class ES
3.494% (6.00% - LIBOR 1 Month), 1/25/47 (e)(j)		3,464	566,267
Series 2017-16, Class SG
3.544% (6.05% - LIBOR 1 Month), 3/25/47 (e)(j)		3,526	561,261
Series 2017-73, Class SA
3.644% (6.15% - LIBOR 1 Month), 9/25/47 (e)(j)		3,967	715,999
Series 2017-97, Class LS
3.694% (6.20% - LIBOR 1 Month), 12/25/47 (e)(j)		2,459	440,722

	Principal Amount (000)		U.S. $ Value
Series 2017-97, Class SW
3.694% (6.20% - LIBOR 1 Month), 12/25/47 (e)(j)	U.S.$	2,709	$484,760
Government National Mortgage Association
Series 2017-43, Class ST
3.63% (6.10% - LIBOR 1 Month), 3/20/47 (e)(j)		4,310	701,283
Series 2017-65, Class ST 3.68% (6.15% - LIBOR 1 Month), 4/20/47 (e)(j)		3,826	624,552
Series 2017-134, Class SE 3.73% (6.20% - LIBOR 1 Month), 9/20/47 (e)(j)		3,167	515,822

			7,184,320

Non-Agency Fixed Rate - 0.3%
Alternative Loan Trust
Series 2005-20CB, Class 3A6 5.50%, 7/25/35		127	118,234
Series 2005-57CB, Class 4A3 5.50%, 12/25/35		281	237,667
Series 2006-24CB, Class A16 5.75%, 8/01/36		597	489,723
Series 2006-28CB, Class A14 6.25%, 10/25/36		442	351,787
Series 2006-J1, Class 1A13 5.50%, 2/25/36		336	298,090
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4 3.897%, 5/25/35		267	267,165
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2006-13, Class 1A19 6.25%, 9/25/36		137	104,966
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9 6.00%, 7/25/36		480	380,921
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A 4.336%, 8/25/35		5	4,653
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5 5.75%, 7/25/37		125	121,243

			2,374,449

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2 2.696% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		1,286	719,472

	Principal Amount (000)		U.S. $ Value
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.756% (LIBOR 1 Month + 0.25%), 3/25/35 (e)	U.S.$	417	$358,153

			1,077,625

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.855%, 5/28/35 (g)		323	301,496

Total Collateralized Mortgage Obligations (cost $40,184,660)			41,476,479

INFLATION-LINKED SECURITIES - 4.3%
Japan - 0.8%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	647,664	6,104,189

United States - 3.5%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	10,563	10,196,925
0.375%, 7/15/25 (TIPS)		11,173	10,776,715
0.625%, 7/15/21 (TIPS)		5,453	5,393,939

			26,367,579

Total Inflation-Linked Securities (cost $33,034,850)			32,471,768

CORPORATES - NON-INVESTMENT GRADE - 3.2%
Industrial - 1.6%
Communications-Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)		906	846,530
CSC Holdings LLC
6.75%, 11/15/21		235	241,855
Ziggo BV
5.50%, 1/15/27 (c)		262	235,800

			1,324,185

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		1,825	1,837,903

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.50%, 2/15/25 (c)		890	882,836
KB Home
4.75%, 5/15/19		571	569,795

			1,452,631

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
HCA, Inc.
5.25%, 6/15/26	U.S.$	20	$19,860
5.375%, 9/01/26		842	819,114
Spectrum Brands, Inc.
5.75%, 7/15/25		932	885,363

			1,724,337

Energy - 0.5%
Antero Resources Corp.
5.125%, 12/01/22		185	173,891
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		664	370,804
Nabors Industries, Inc.
5.10%, 9/15/23		150	114,577
5.50%, 1/15/23		1,228	972,920
PDC Energy, Inc.
5.75%, 5/15/26		894	792,361
Range Resources Corp.
5.00%, 8/15/22		800	716,256
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		858	838,223

			3,979,032

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		928	805,021

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		535	463,840

			11,586,949

Financial Institutions - 1.5%
Banking - 1.3%
American Express Co.
Series C
4.90%, 3/15/20 (d)		615	590,787
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		226	233,180
CIT Group, Inc.
5.25%, 3/07/25		703	689,320
Citigroup, Inc.
5.95%, 1/30/23 (d)		481	437,142
Series Q
5.95%, 8/15/20 (d)		887	857,286
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (d)		720	702,374
Credit Suisse Group AG
7.50%, 7/17/23-12/11/23 (c)(d)		832	825,989
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)		908	764,890
ING Groep NV
6.875%, 4/16/22 (c)(d)		750	749,108

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	757	$684,896
Morgan Stanley
Series J
5.55%, 7/15/20 (d)		485	473,161
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(d)		940	973,210
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		800	716,816
Standard Chartered PLC
4.03% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		400	312,436
7.50%, 4/02/22 (c)(d)		453	454,133
7.75%, 4/02/23 (c)(d)		200	198,036
SunTrust Banks, Inc.
5.625%, 12/15/19 (d)		350	346,234

			10,008,998

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		935	903,107
7.25%, 1/25/22		134	129,463

			1,032,570

Insurance - 0.1%
Voya Financial, Inc.
5.65%, 5/15/53		395	370,893

			11,412,461

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		684	672,379

Total Corporates - Non-Investment Grade (cost $25,503,681)			23,671,789

AGENCIES - 2.2%
Agency Debentures - 2.2%
Federal National Mortgage Association
6.25%, 5/15/29		355	453,282
6.625%, 11/15/30		260	349,302
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,374	15,742,455

Total Agencies (cost $16,312,741)			16,545,039

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		656	89,216

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (c)	U.S.$	730	$741,228

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (c)		370	331,612
Minerva Luxembourg SA
5.875%, 1/19/28 (c)		200	173,250
6.50%, 9/20/26 (c)		309	286,984

			791,846

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (c)		200	201,250

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (c)		672	643,440

			2,466,980

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (c)		497	447,921
Terraform Global Operating LLC
6.125%, 3/01/26 (c)		286	264,536

			712,457

Total Emerging Markets - Corporate Bonds (cost $3,902,976)			3,179,437

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,139,024)		2,040	2,904,532

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (c)		650	676,813
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (c)		897	899,242

			1,576,055

Mexico - 0.1%
Petroleos Mexicanos
6.50%, 1/23/29		452	421,612

Total Quasi-Sovereigns (cost $2,047,595)			1,997,667

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25 (cost $931,932)	U.S.$	948	$904,629

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (g)(k) (cost $521,000)		521	515,959

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c) (cost $405,000)	U.S.$	405	396,900

EMERGING MARKETS - TREASURIES - 0.0%
Argentina - 0.0%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (e) (cost $743,377)	ARS	12,200	344,645

SHORT-TERM INVESTMENTS - 4.2%
Governments - Treasuries - 3.2%
Japan - 3.2%
Japan Treasury Discount Bill
Series 792
Zero Coupon, 2/04/19	JPY	1,585,000	14,462,899
Series 802
Zero Coupon, 3/25/19		1,000,000	9,126,317

Total Governments - Treasuries (cost $22,827,563)			23,589,216

Agency Discount Note - 0.5%
Federal Home Loan Bank
Zero Coupon, 1/02/19 (cost $3,690,000)	U.S.$	3,690	3,690,000

	Shares
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (l)(m)(n) (cost $2,105,547)		2,105,547	2,105,547

Company	Principal Amount (000)		U.S. $ Value
Asset-Backed Securities - 0.2%
Autos - Fixed Rate - 0.2%
Drive Auto Receivables Trust
Series 2018-5, Class A1
2.685%, 11/15/19 (cost $1,221,100)	U.S.$	1,221	$1,220,790

Total Short-Term Investments (cost $29,844,210)			30,605,553

Total Investments - 101.2% (cost $759,909,652) (o)			754,224,017
Other assets less liabilities - (1.2)%			(8,848,077)

Net Assets - 100.0%			$745,375,940

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	1	March 2019	JPY	10,000	$138,364	$139,255	$891
U.S. 10 Yr Ultra Futures	58	March 2019	USD	5,800	7,392,018	7,544,531	152,513
U.S. T-Note 2 Yr (CBT) Futures	348	March 2019	USD	69,600	73,402,588	73,884,750	482,162
U.S. T-Note 10 Yr (CBT) Futures	159	March 2019	USD	15,900	19,132,502	19,400,484	267,982
U.S. Ultra Bond (CBT) Futures	278	March 2019	USD	27,800	42,649,267	44,662,439	2,013,172
Sold Contracts
10 Yr Japan Bond (OSE) Futures	5	March 2019	JPY	500,000	6,925,990	6,955,887	(29,897)
Euro-BOBL Futures	127	March 2019	EUR	12,700	19,233,413	19,283,013	(49,600)
Long Gilt Futures	72	March 2019	GBP	7,200	11,215,948	11,303,457	(87,509)
U.S. T-Note 5 Yr (CBT) Futures	235	March 2019	USD	23,500	26,690,189	26,951,563	(261,374)

							$2,488,340

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	MXN	20,521	USD	1,009	1/25/19	$(31,917)
Bank of America, NA	USD	548	EUR	481	1/09/19	3,487
BNP Paribas SA	USD	1,010	MXN	20,378	1/25/19	23,110
Citibank, NA	JPY	3,217,177	USD	28,408	1/15/19	(963,529)
Credit Suisse International	CHF	1,088	USD	1,095	1/17/19	(13,334)
Credit Suisse International	USD	1,580	NOK	13,874	1/23/19	26,416
Deutsche Bank AG	INR	286,392	USD	3,924	3/18/19	(160,985)
Deutsche Bank AG	JPY	60,392	USD	535	2/15/19	(18,054)
Deutsche Bank AG	USD	4,125	INR	294,350	3/18/19	72,994
Goldman Sachs Bank USA	GBP	1,937	USD	2,457	2/28/19	(17,620)
HSBC Bank USA	CHF	1,085	USD	1,099	1/17/19	(6,845)
HSBC Bank USA	USD	2,599	TWD	79,709	3/14/19	23,917
HSBC Bank USA	USD	1,503	KRW	1,682,456	2/20/19	9,732
JPMorgan Chase Bank, NA	CHF	721	USD	719	1/17/19	(15,449)
JPMorgan Chase Bank, NA	USD	1,756	PLN	6,629	1/18/19	16,102
Morgan Stanley & Co., Inc.	BRL	4,111	USD	1,061	1/03/19	260

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	BRL	4,111	USD	1,046	1/03/19	$(14,906)
Morgan Stanley & Co., Inc.	CAD	2,638	USD	1,989	1/17/19	56,037
Morgan Stanley & Co., Inc.	USD	1,044	BRL	4,111	2/04/19	14,866
Morgan Stanley & Co., Inc.	USD	1,055	BRL	4,111	1/03/19	5,621
Morgan Stanley & Co., Inc.	USD	1,061	BRL	4,111	1/03/19	(260)
Natwest Markets PLC	USD	3,295	TWD	100,347	3/14/19	6,578
Standard Chartered Bank	TWD	100,244	USD	3,288	3/14/19	(10,675)
Standard Chartered Bank	CNY	17,680	USD	2,556	3/20/19	(14,742)
Standard Chartered Bank	USD	1,489	KRW	1,659,549	2/20/19	3,496
State Street Bank & Trust Co.	PLN	6,619	USD	1,791	1/18/19	22,203
State Street Bank & Trust Co.	SEK	856	USD	95	1/23/19	(1,635)
State Street Bank & Trust Co.	EUR	52	USD	60	1/09/19	777
State Street Bank & Trust Co.	USD	104	AUD	142	2/20/19	(3,250)
State Street Bank & Trust Co.	USD	684	EUR	601	1/09/19	4,727
State Street Bank & Trust Co.	USD	76	NOK	640	1/23/19	(1,582)
UBS AG	EUR	3,317	USD	3,837	1/09/19	35,091

						$(949,369)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31,2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/2023*	(1.00)%	Quarterly	0.88%	USD	10,360	$(61,947)	$(181,414)	$119,467

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	637,800	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$431,285	$	– o	–	$431,285
USD	18,420	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	392,083		– o	–	392,083
NOK	72,220	8/31/28	2.186%	6 Month NIBOR	Annual/ Semi-Annual	(108,427)				(108,427)
USD	1,680	8/31/28	3 Month LIBOR	2.986%	Quarterly/Semi-Annual	52,082		– o	–	52,082

						$767,023	$	– o	–	$767,023

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.44%	USD	850	$(19,706)	$(4,837)	$(14,869)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.44	USD	975	(22,604)	(5,753)	(16,851)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	38	136	474	(338)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,980	234,267	142,523	91,744
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,608	190,253	119,789	70,464
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,608	190,253	124,012	66,241
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	804	95,127	65,856	29,271
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	400	47,327	28,015	19,312
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	400	47,327	28,015	19,312
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	380	44,960	27,211	17,749
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	33	118	298	(180)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	3,590	12,884	44,491	(31,607)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.57%	USD	457	$1,640	$6,106	$(4,466)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	1,319	4,734	13,709	(8,975)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	4,392	15,762	46,041	(30,279)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	287	1,030	2,696	(1,666)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	500	1,794	6,626	(4,832)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	538	1,931	6,940	(5,009)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	1,077	3,866	13,893	(10,027)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	58	(9,317)	(9,552)	235
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	297	(47,708)	(46,618)	(1,090)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	81	(13,018)	(10,666)	(2,352)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	385	(61,844)	(58,665)	(3,179)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	325	(52,206)	(45,117)	(7,089)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	345	(55,418)	(46,782)	(8,636)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	390	$(62,680)	$(52,259)	$(10,421)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	340	(54,644)	(44,107)	(10,537)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	396	(63,644)	(51,371)	(12,273)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	554	(89,037)	(71,868)	(17,169)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	450	(72,323)	(49,507)	(22,816)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	567	(91,126)	(66,369)	(24,757)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	804	(129,217)	(94,111)	(35,106)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,134	(182,253)	(129,806)	(52,447)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,134	(182,252)	(127,257)	(54,995)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,215	(195,271)	(133,838)	(61,433)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,608	(258,433)	(184,064)	(74,369)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,608	(258,433)	(180,450)	(77,983)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,980	(318,219)	(217,000)	(101,219)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5	(803)	(638)	(165)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	417	(66,984)	(63,252)	(3,732)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	165	(26,519)	(20,931)	(5,588)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	251	$(40,319)	$(20,812)	$(19,507)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	324	(52,045)	(27,435)	(24,610)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	388	(62,325)	(23,626)	(38,699)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	629	(101,038)	(61,360)	(39,678)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,200	(192,860)	(123,606)	(69,254)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	914	(146,819)	(60,455)	(86,364)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,127	(181,034)	(93,445)	(87,589)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,600	(257,013)	(113,107)	(143,906)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	1,460	(63,007)	(29,201)	(33,806)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	45	(7,228)	(5,393)	(1,835)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	278	(44,656)	(35,817)	(8,839)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	457	(73,409)	(50,338)	(23,071)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	610	(97,986)	(71,341)	(26,645)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	610	(97,986)	(71,313)	(26,673)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	896	(143,928)	(75,354)	(68,574)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	448	$(71,963)	$(75,944)	$3,981
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	322	(51,724)	(53,811)	2,087
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	28	(4,498)	(4,348)	(150)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	31	(4,982)	(4,065)	(917)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	325	(52,206)	(51,081)	(1,125)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	22	(3,534)	(2,016)	(1,518)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	45	(7,229)	(4,545)	(2,684)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	45	(7,229)	(4,200)	(3,029)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	89	(14,297)	(9,824)	(4,473)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	446	(71,643)	(62,062)	(9,581)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	306	(49,153)	(33,333)	(15,820)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	268	(43,050)	(23,678)	(19,372)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	984	(158,063)	(115,845)	(42,218)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	950	(152,601)	(74,256)	(78,345)
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	138	(22,167)	(18,005)	(4,162)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	1,200	$(192,760)	$(163,436)	$(29,324)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	369	(59,274)	(26,605)	(32,669)

						$(3,968,276)	$(2,627,780)	$(1,340,496)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	AUD	790	$19,760	$	– 0	–	$19,760
AUD/JPY 3/3/20*	12.75	AUD	453	(8,561)		– 0	–	(8,561)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	AUD	211	(4,714)		– 0	–	(4,714)
AUD/JPY 3/11/20*	12.80	AUD	246	(4,731)		– 0	–	(4,731)

				$1,754	$	– 0	–	$1,754

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $109,430,959 or 14.7% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(f)	IO—Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.756%, 11/25/24	11/06/15	$185,695	$203,882	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.756%, 11/25/25	9/28/15	659,191	741,634	0.10%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
8.006%, 11/25/25	9/28/15	203,198	236,207	0.03%

(j)	Inverse interest only security
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$521,000	$515,959	0.07%

(l)	Affiliated investments.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,119,611 and gross unrealized depreciation of investments was $(15,718,527), resulting in net unrealized depreciation of $(4,598,916).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
ARMs	-	Adjustable Rate Mortgages
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$180,816,217		$	– 0	–	$180,816,217
Corporates - Investment Grade		– 0	–	162,862,257			– 0	–	162,862,257
Mortgage Pass-Throughs		– 0	–	140,033,857			– 0	–	140,033,857
Commercial Mortgage-Backed Securities		– 0	–	59,403,859			10,077,938		69,481,797
Asset-Backed Securities		– 0	–	33,890,720			12,124,772		46,015,492
Collateralized Mortgage Obligations		– 0	–	41,174,983			301,496		41,476,479
Inflation-Linked Securities		– 0	–	32,471,768			– 0	–	32,471,768
Corporates - Non-Investment Grade		– 0	–	23,671,789			– 0	–	23,671,789
Agencies		– 0	–	16,545,039			– 0	–	16,545,039
Emerging Markets - Corporate Bonds		– 0	–	3,179,437			– 0	–	3,179,437
Local Governments - US Municipal Bonds		– 0	–	2,904,532			– 0	–	2,904,532
Quasi-Sovereigns		– 0	–	1,997,667			– 0	–	1,997,667
Governments - Sovereign Bonds		– 0	–	904,629			– 0	–	904,629
Common Stocks		– 0	–	– 0	–		515,959		515,959
Emerging Markets - Sovereigns		– 0	–	396,900			– 0	–	396,900
Emerging Markets - Treasuries		– 0	–	344,645			– 0	–	344,645
Short-Term Investments:
Governments - Treasuries		– 0	–	23,589,216			– 0	–	23,589,216
Agency Discount Notes		– 0	–	3,690,000			– 0	–	3,690,000
Investment Companies		2,105,547		– 0	–		– 0	–	2,105,547
Asset-Backed Securities		– 0	–	1,220,790			– 0	–	1,220,790

Total Investments in Securities		2,105,547		729,098,305			23,020,165		754,224,017
Other Financial Instruments (a):
Assets:
Futures		2,916,720		– 0	–		– 0	–	2,916,720
Forward Currency Exchange Contracts		– 0	–	325,414			– 0	–	325,414
Centrally Cleared Interest Rate Swaps		– 0	–	875,450			– 0	–	875,450
Credit Default Swaps		– 0	–	893,409			– 0	–	893,409
Variance Swaps		– 0	–	19,760			– 0	–	19,760
Liabilities:
Futures		(428,380)		– 0	–		– 0	–	(428,380)
Forward Currency Exchange Contracts		– 0	–	(1,274,783)			– 0	–	(1,274,783)
Centrally Cleared Credit Default Swaps		– 0	–	(61,947)			– 0	–	(61,947)
Centrally Cleared Interest Rate Swaps		– 0	–	(108,427)			– 0	–	(108,427)
Credit Default Swaps		– 0	–	(4,861,685)			– 0	–	(4,861,685)
Variance Swaps		– 0	–	(18,006)			– 0	–	(18,006)

Total (b)		$4,593,887		$724,887,490			$23,020,165		$752,501,542

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/18	$9,056,899		$12,223,713		$302,644
Accrued discounts/(premiums)	1,347		232		– 0	–
Realized gain (loss)	(704)		464		– 0	–
Change in unrealized appreciation/depreciation	(25,466)		32,658		(1,148)
Purchases/Payups	1,258,256		1,444,885		– 0	–
Sales/Paydowns	(212,394)		(1,577,180)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/18	$10,077,938		$12,124,772		$301,496

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(25,466)		$32,658		$(1,148)

	Common Stocks		Total
Balance as of 9/30/18	$522,535		$22,105,791
Accrued discounts/(premiums)	– 0	–	1,579
Realized gain (loss)	– 0	–	(240)
Change in unrealized appreciation/depreciation	(6,576)		(532)
Purchases/Payups	– 0	–	2,703,141
Sales/Paydowns	– 0	–	(1,789,574)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$515,959		$23,020,165

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(6,576)		$(532)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2018. Securities priced by third party vendors and by brokers, which approximates fair value, are excluded from the following table:

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

	FAIR VALUE AT 12/31/18	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	INPUT
Common Stocks	$515,959	Market Approach	NAV Equivalent	$990.32/N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,250	$85,388	$97,532	$2,106	$30

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019